Other Operating Expenses - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of Other Operating Expense [abstract]
Total damages and related costs	$ 1.3	$ 5.9
Severance costs related to restructuring		2.0
Other costs related to restructuring		$ 0.1